Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2013
Net interest revenue

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2012
Non-interest revenue	¥161,906	¥30,677	¥190,228	¥315,673	¥698,484
Net interest revenue	1,591	1,180	68,749	(5,103)	66,417

Net revenue	163,497	31,857	258,977	310,570	764,901
Non-interest expenses	140,347	21,927	267,335	286,241	715,850

Income (loss) before income taxes	¥23,150	¥9,930	¥(8,358)	¥24,329	¥49,051

Six months ended September 30, 2013
Non-interest revenue	¥283,200	¥37,238	¥313,739	¥73,856	¥708,033
Net interest revenue	2,872	1,562	64,219	(1,175)	67,478

Net revenue	286,072	38,800	377,958	72,681	775,511
Non-interest expenses	165,011	25,937	327,435	83,176	601,559

Income (loss) before income taxes	¥121,061	¥12,863	¥50,523	¥(10,495)	¥173,952

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2012
Non-interest revenue	¥80,192	¥15,446	¥103,974	¥156,423	¥356,035
Net interest revenue	594	(7)	33,120	(420)	33,287

Net revenue	80,786	15,439	137,094	156,003	389,322
Non-interest expenses	69,824	10,879	136,901	148,658	366,262

Income (loss) before income taxes	¥10,962	¥4,560	¥193	¥7,345	¥23,060

Three months ended September 30, 2013
Non-interest revenue	¥118,322	¥18,485	¥162,104	¥26,341	¥325,252
Net interest revenue	1,408	141	21,245	3,308	26,102

Net revenue	119,730	18,626	183,349	29,649	351,354
Non-interest expenses	79,774	12,454	158,063	33,166	283,457

Income (loss) before income taxes	¥39,956	¥6,172	¥25,286	¥(3,517)	¥67,897

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

Major components of income (loss) before income taxes in "Other"

The following tables present the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2012	2013
Net gain (loss) related to economic hedging transactions	¥(267)	¥5,706
Realized gain (loss) on investments in equity securities held for operating purposes	(123)	688
Equity in earnings of affiliates	4,619	14,227
Corporate items	(420)	(21,045)
Other(1)	20,520	(10,071)

Total	¥24,329	¥(10,495)

	Millions of yen
	Three months ended September 30
	2012	2013
Net gain (loss) related to economic hedging transactions	¥964	¥(1,667)
Realized gain (loss) on investments in equity securities held for operating purposes	613	0
Equity in earnings of affiliates	3,346	8,884
Corporate items	(7,044)	(8,701)
Other(1)	9,466	(2,033)

Total	¥7,345	¥(3,517)

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments results included in the preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

The tables below present reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2012	2013
Net revenue	¥764,901	¥775,511
Unrealized gain on investments in equity securities held for operating purposes	6,032	12,201

Consolidated net revenue	¥770,933	¥787,712

Non-interest expenses	¥715,850	¥601,559
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥715,850	¥601,559

Income before income taxes	¥49,051	¥173,952
Unrealized gain on investments in equity securities held for operating purposes	6,032	12,201

Consolidated income before income taxes	¥55,083	¥186,153

	Millions of yen
	Three months ended September 30
	2012	2013
Net revenue	¥389,322	¥351,354
Unrealized gain on investments in equity securities held for operating purposes	12,357	5,037

Consolidated net revenue	¥401,679	¥356,391

Non-interest expenses	¥366,262	¥283,457
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥366,262	¥283,457

Income before income taxes	¥23,060	¥67,897
Unrealized gain on investments in equity securities held for operating purposes	12,357	5,037

Consolidated income before income taxes	¥35,417	¥72,934

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2012	2013
Net revenue(1):
Americas	¥101,310	¥109,859
Europe	79,287	127,253
Asia and Oceania	16,382	31,610

Subtotal	196,979	268,722
Japan	573,954	518,990

Consolidated	¥770,933	¥787,712

Income (loss) before income taxes:
Americas	¥21,857	¥(9,824)
Europe	(56,690)	(24,049)
Asia and Oceania	(6,826)	1,490

Subtotal	(41,659)	(32,383)
Japan	96,742	218,536

Consolidated	¥55,083	¥186,153

	Millions of yen
	Three months ended September 30
	2012	2013
Net revenue(1):
Americas	¥59,878	¥54,626
Europe	26,988	51,811
Asia and Oceania	8,695	14,765

Subtotal	95,561	121,202
Japan	306,118	235,189

Consolidated	¥401,679	¥356,391

Income (loss) before income taxes:
Americas	¥15,604	¥(1,328)
Europe	(40,255)	(19,601)
Asia and Oceania	(4,951)	2,270

Subtotal	(29,602)	(18,659)
Japan	65,019	91,593

Consolidated	¥35,417	¥72,934

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2013	September 30, 2013
Long-lived assets:
Americas	¥118,302	¥129,773
Europe	111,381	113,877
Asia and Oceania	20,471	17,152

Subtotal	250,154	260,802
Japan	294,002	275,112

Consolidated	¥544,156	¥535,914